N-2	12 Months Ended
Dec. 31, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001633336
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Crescent Capital BDC, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	36,969,285